Balances and Transactions with Related Parties - Information about Related Party (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SGE [member] | Injection of natural gas scheme [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[1],[2]	$ 26,978	$ 13,417	$ 10,881
Income / (Costs)	[1],[2]		12,840	16,757
SGE [member] | Unconventional reservoirs [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[3]	1,211
Income / (Costs)	[2],[3]	1,376
SGE [member] | Propane gas supply agreement [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[4]	282	190	129
Income / (Costs)	[2],[4]	347	191	93
SGE [member] | Bottle to bottle program [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[5]	192	162	142
Income / (Costs)	[2],[5]	107	119	132
SGE [member] | Natural gas piping distribution service licensed companies [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[6]	1,255
Income / (Costs)	[2],[6]	3,447
SGE [member] | Metrogas [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[7]	3,535
Income / (Costs)	[2],[7]	4,149
SGE [member] | Temporary economic assistance to metrogas [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[8]			759
Income / (Costs)	[2],[8]			759
Ministry of Transport [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[9]	3,044	840	1,152
Income / (Costs)	[2],[9]	9,192	5,402	5,658
Secretariat of Industry [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2],[10]		24	378
Income / (Costs)	[2],[10]		188	422
CAMMESA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[11]	3,822	4,444	3,782
Income / (Costs)	[11]	18,029	17,569	20,934
CAMMESA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[12]	(444)	(316)	(170)
Income / (Costs)	[12]	(3,272)	(2,090)	(2,189)
IEASA [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[13]	4,326	698	727
Income / (Costs)	[13]	7,600	2,920	2,541
IEASA one [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[14]	(745)	(1,591)	(1,357)
Income / (Costs)	[14]	(1,156)	(214)	(955)
Aerolineas Argentinas SA and Austral Lineas Aereas Cielos del Sur SA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[15]	3,454	946	364
Income / (Costs)	[15]	8,710	4,300	3,066
Aerolineas Argentinas Sa And Austral Lineas Aereas Cielos Del Sur Sa [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[16]			(2)
Income / (Costs)	[16]	$ (21)	$ (28)	$ (14)

[1]	Benefits of the incentive scheme for the Additional Injection of natural gas.
[2]	Income recognized under the guidelines of IAS 20.
[3]	Benefits from the Program to Encourage Investments in the Development of Natural Gas Production from Unconventional Reservoirs.
[4]	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
[5]	Benefits for the bottle-to-bottle program.
[6]	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
[7]	Procedure to compensate the payment of the daily differences accumulated on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas.
[8]	Temporary economic assistance to Metrogas.
[9]	The compensation for providing gas oil to public transport of passengers at a differential price.
[10]	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
[11]	The provision of fuel oil and natural gas, and electric power generation corresponding to YPF EE until the date of loss of control by YPF.
[12]	Purchases of energy.
[13]	Rendering of regasification service in the regasification projects of liquefied natural gas in Bahía Blanca (until October 31, 2018) and Escobar.
[14]	The purchase of natural gas and crude oil.
[15]	The provision of jet fuel.
[16]	The purchase of miles for the YPF Serviclub program